Transactions With Related Parties - Granitis (Details)	12 Months Ended			3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Granitis EUR (€)	Dec. 31, 2007 Granitis EUR (€)
Related Party Transaction [Line Items]
Initial rental agreement duration				5yrs	5yrs
Initial monthly rental fee				€ 3,000	€ 2,000
Rental fee additional tax				3.60%	3.60%
Rent expense	$ 39,593	$ 38,947	$ 35,489